SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Earnings (Loss) Per Share and Treasury Stock) (Narrative) (Details) - USD ($)		12 Months Ended
	Sep. 23, 2015	Dec. 31, 2015
Treasury Stock
Treasury Stock, Shares, Retired		1,614,776
Number of ordinary shares in each ADS	2
Total cash consideration of shares repurchased
Treasury stock [Member]
Treasury Stock
Total cash consideration of shares repurchased		$ 812,184
American Depository Shares (ADS) [Member]
Treasury Stock
Maximum amount authorized to repurchase ADS	$ 20,000,000
Shares repurchased		807,388